Issued Capital (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Issued Capital
Issued capital	2018	2017	2018	2017
	Shares	Shares	$'000	$'000
Ordinary shares - fully paid	257,029,426	205,142,734	164,087	155,580

Summary of Movements in Ordinary Share Capital

Movements in ordinary share capital

Details	Date	Shares	Issue price	$'000
			$
Balance	June 30, 2017	205,142,734		155,580
Issue of shares Highbridge	May 8, 2018	15,444,020	0.17	2,625
Issue of shares Nant Capital	May 31, 2018	29,305,819	0.17	4,982
Issue of shares Entitlement offer	June 4, 2018	7,136,853	0.17	1,213
Share issue transaction costs				(313)

Balance	June 30, 2018	257,029,426		164,087
The weighted average number of shares on issue during the twelve months to June 30, 2018 was		210,454,829